CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD CAD in Millions	Total Enbridge Inc. shareholders' equity	Preference shares	Common shares	Additional paid-in capital	Retained earnings/(deficit)	Accumulated other comprehensive income/(loss)	Reciprocal shareholding	Noncontrolling interests	Comprehensive income/(loss)	Total
Balance at Dec. 31, 2013		CAD 5,141	CAD 5,744	CAD 746	CAD 2,550	CAD (599)	CAD (86)	CAD 4,014
Increase (Decrease) in Stockholders' Equity
Shares issued		1,374	446
Dividend reinvestment and share purchase plan			428
Stock-based compensation				31
Options exercised			51	(14)
Issuance of treasury stock				22			3
Earnings attributable to Enbridge Inc.					1,405					CAD 1,405
Preference share dividends					(251)
Common share dividends declared					(1,177)
Dividends paid to reciprocal shareholder					17
Redemption value adjustment attributable to redeemable noncontrolling interests (Note 20)					(973)					973
Other comprehensive income/(loss) attributable to Enbridge Inc. common shareholders						164
Earnings/(loss) attributable to noncontrolling interests								214	CAD 214
Change in unrealized gains/(loss) on cash flow hedges								(192)	(192)
Change in foreign currency translation adjustment								146	146
Reclassification to earnings of realized cash flow hedges								18	18
Reclassification to earnings of unrealized cash flow hedges								77	77
Other comprehensive income/(loss) attributable to noncontrolling interests, net of tax								49	49
Comprehensive income/(loss) attributable to noncontrolling interests								263	263
Distributions								(535)
Contributions								212
Enbridge Energy Partners, L.P. equity restructuring (Note 20)				1,601				(2,330)
Transfer of interest to Enbridge Income Fund				176
Drop down of interest to Midcoast Energy Partners, L.P.				(18)				39
Dilution gains and other				5
Acquisitions - Magic Valley and Wildcat wind farms (Note 6)								351
Other								1
Balance at Dec. 31, 2014	CAD 16,786	6,515	6,669	2,549	1,571	(435)	(83)	2,015		CAD 18,801
Increase (Decrease) in Stockholders' Equity
Dividends paid per common share (in Canadian dollars per share)										CAD 1.40
Dividend reinvestment and share purchase plan			646
Stock-based compensation				35
Options exercised			76	(19)
Earnings attributable to Enbridge Inc.					251					CAD 251
Preference share dividends					(288)
Common share dividends declared					(1,596)
Dividends paid to reciprocal shareholder					22
Reversal of cumulative redemption value adjustment attributable to Enbridge Commercial Trust (Note 20)					541
Redemption value adjustment attributable to redeemable noncontrolling interests (Note 20)					(359)					359
Other comprehensive income/(loss) attributable to Enbridge Inc. common shareholders						2,067
Earnings/(loss) attributable to noncontrolling interests								(407)	(407)
Change in unrealized gains/(loss) on cash flow hedges								161	161
Change in foreign currency translation adjustment								273	273
Reclassification to earnings of realized cash flow hedges								(236)	(236)
Reclassification to earnings of unrealized cash flow hedges								(83)	(83)
Other comprehensive income/(loss) attributable to noncontrolling interests, net of tax								115	115
Comprehensive income/(loss) attributable to noncontrolling interests								(292)	(292)
Distributions								(680)
Contributions								615
Drop down of interest to Enbridge Energy Partners, L.P. (Note 20)				218				(304)
Dilution gain on Enbridge Income Fund issuance of trust units (Note 20)				355
Dilution gain on Enbridge Income Fund equity investment (Note 20)				132
Dilution gain/(loss) on Enbridge Income Fund indirect equity investment (Note 20)				(5)
Dilution gains and other				36
Dilution loss								(53)
Other								(1)
Balance at Dec. 31, 2015	18,898	6,515	7,391	3,301	142	1,632	(83)	1,300		CAD 20,198
Increase (Decrease) in Stockholders' Equity
Dividends paid per common share (in Canadian dollars per share)										CAD 1.86
Shares issued		740	2,241
Dividend reinvestment and share purchase plan			795
Stock-based compensation				41
Options exercised			65	(24)
Issuance of treasury stock							(19)
Earnings attributable to Enbridge Inc.					2,069					CAD 2,069
Preference share dividends					(293)
Common share dividends declared					(1,945)
Dividends paid to reciprocal shareholder					26
Redemption value adjustment attributable to redeemable noncontrolling interests (Note 20)					(686)					686
Adjustment relating to equity method investment					(29)
Other comprehensive income/(loss) attributable to Enbridge Inc. common shareholders						(574)
Earnings/(loss) attributable to noncontrolling interests								(28)	(28)
Change in unrealized gains/(loss) on cash flow hedges								4	4
Change in foreign currency translation adjustment								(44)	(44)
Reclassification to earnings of realized cash flow hedges								33	33
Reclassification to earnings of unrealized cash flow hedges								7	7
Comprehensive income/(loss) attributable to noncontrolling interests								(28)	CAD (28)
Distributions								(720)
Contributions								28
Dilution gain on Enbridge Income Fund issuance of trust units (Note 20)				4
Dilution gain on Enbridge Income Fund equity investment (Note 20)				73
Dilution gain/(loss) on Enbridge Income Fund indirect equity investment (Note 20)				4
Other								(3)
Balance at Dec. 31, 2016	CAD 21,386	CAD 7,255	CAD 10,492	CAD 3,399	CAD (716)	CAD 1,058	CAD (102)	CAD 577		CAD 21,963
Increase (Decrease) in Stockholders' Equity
Dividends paid per common share (in Canadian dollars per share)										CAD 2.12